Merger with REIT II Merger with REIT II - Consideration Given (Details) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended									12 Months Ended
	Nov. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2021 property $ / shares	Dec. 31, 2020 property $ / shares	Sep. 30, 2020 $ / shares	Jun. 30, 2020 $ / shares	Mar. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Sep. 30, 2019 $ / shares	Jun. 30, 2019 $ / shares	Mar. 31, 2019 $ / shares	Dec. 31, 2020 USD ($) property	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	May 06, 2020 $ / shares	May 08, 2019 $ / shares	Nov. 16, 2018 USD ($) $ / shares
Noncash or Part Noncash Acquisitions [Line Items]
Number of real estate properties | property			278	283								283
Business acquisition, derecognized of contract value																	$ 30,400
Fair value of assumed debt												$ 0	$ 0	$ 464,462
Share Price | $ / shares															$ 26.25	$ 33.30	$ 33.15
Net (loss) income per share attributable to stockholders - basic and diluted (See Note 16) | $ / shares			$ 0.00	$ (0.12)	$ 0.12	$ (0.06)	$ 0.10	$ 0.06	$ (0.27)	$ (0.39)	$ (0.06)
REIT II
Noncash or Part Noncash Acquisitions [Line Items]
Number of real estate properties																	86
Fair value of PECO common stock issued	$ 1,054,745
Business acquisition, derecognized of contract value																	$ 30,428
Transaction costs		$ 11,587
Total consideration and debt activity		1,918,668
Fair value of assumed debt	$ 464,462
Total consideration		$ 1,454,206
Share exchange ratio for asset acquisition	0.68
Business acquisition, share price | $ / shares																	$ 22.54
Business acquisition percentage of voting interests retained by acquirer	71.00%
REIT II | REIT II
Noncash or Part Noncash Acquisitions [Line Items]
Business combination, post-transaction acquiree ownership percentage																	29.00%
Corporate Debt | REIT II
Noncash or Part Noncash Acquisitions [Line Items]
Fair value of debt	$ 719,181
Mortgages and Note Payable
Noncash or Part Noncash Acquisitions [Line Items]
Fair value of assumed debt												$ 102,300
Mortgages and Note Payable | REIT II
Noncash or Part Noncash Acquisitions [Line Items]
Fair value of debt	$ 102,727